Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the CD&A.

Year (a)	Summary Compensation Table Total for PEO 1 (b)	Compensation Actually Paid to PEO 2 (c)	Average Summary Compensation Table Total for Non-PEO NEOs 3 (d)	Average Compensation Actually Paid to Non-PEO NEOs 4 (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) 7 (h)	ROTCE 8 (i)
					Total Shareholder Return 5 (f)	Peer Group Total Shareholder Return 6 (g)

2022	$24,642,526	$15,956,505	$12,217,547	$ 9,792,515	$83	$ 95	$13,182	9.0%

2021	$21,350,906	$46,809,640	$ 9,852,063	$17,287,555	$94	$118	$21,548	14.3%

2020	$20,392,046	$ 3,385,466	$10,573,259	$ 6,243,215	$58	$ 87	$ 3,377	1.3%

1	The dollar amounts reported in column (b) are the amounts reported for Mr. Scharf, our CEO (referred to in the table and related information as the “PEO” or principal executive officer), for each corresponding year in the Total column of the Summary Compensation Table. Refer to the
2022 Summary Compensation Table
.

2	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Scharf, as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by Mr. Scharf. In accordance with these rules, these amounts reflect Total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid to PEO	2022	2021	2020

Summary Compensation Table Total	24,642,526	21,350,906	20,392,046

Less, value of Stock Awards reported in Summary Compensation Table	(16,634,175)	(13,485,052)	(13,542,046)

Less, Change in Pension Value reported in Summary Compensation Table	—	—	—

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	13,355,804	23,514,201	10,353,186

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(5,744,858)	12,960,655	(10,330,147)

Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	337,208	2,468,930	(3,487,573)

Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—

Plus, pension service cost for services rendered during the year	—	—	—

Compensation Actually Paid to Mr. Scharf	$15,956,505	46,809,640	3,385,466

3	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Scharf) in the Total column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2022, Michael Santomassimo, Jonathan Weiss, Mary Mack, Scott Powell; (ii) for 2021, Michael Santomassimo, Scott Powell, Jonathan Weiss, Ather Williams III; and (iii) for 2020, Michael Santomassimo, John Shrewsberry, Mary Mack, Lester Owens, Scott Powell.

4	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Scharf), as computed in accordance with Item 402(v) of Regulation
S-K.

In accordance with these rules, these amounts refl
e
ct Total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020

Average Summary Compensation Table Total	12,217,547	9,852,063	10,573,259

Less, average value of Stock Awards reported in Summary Compensation Table	(7,443,343)	(5,598,051)	(6,997,186)

Less, average Change in Pension Value reported in Summary Compensation Table	—	—	(21,774)

Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	5,949,708	9,761,452	6,712,640

Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(1,534,977)	3,136,652	(2,420,766)

Plus, average fair value as of vesting date of equity awards granted and vested in the year	—	—	—

Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	603,580	135,438	(1,602,958)

Less, average prior year-end fair value for any equity awards forfeited in the year	—	—	—

Plus, average pension service cost for services rendered during the year	—	—	—

Average Compensation Actually Paid to Non-PEO NEOs	$9,792,515	17,287,555	6,243,215

5	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is the closing price on December 31, 2019.

6	The peer group used for this purpose is the KBW Nasdaq Bank Index.

7	The amounts reported are from the Company’s audited financial statements for the applicable year.

8	ROTCE is a non-GAAP financial measure. For additional information, including a corresponding reconciliation to GAAP financial measures, see Notes on Non-GAAP Financial Measures on page 127.

Company Selected Measure Name	ROTCE
Named Executive Officers, Footnote [Text Block]	The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2022, Michael Santomassimo, Jonathan Weiss, Mary Mack, Scott Powell; (ii) for 2021, Michael Santomassimo, Scott Powell, Jonathan Weiss, Ather Williams III; and (iii) for 2020, Michael Santomassimo, John Shrewsberry, Mary Mack, Lester Owens, Scott Powell.
Peer Group Issuers, Footnote [Text Block]
6	The peer group used for this purpose is the KBW Nasdaq Bank Index.

PEO Total Compensation Amount	$ 24,642,526	$ 21,350,906	$ 20,392,046
PEO Actually Paid Compensation Amount	$ 15,956,505	46,809,640	3,385,466
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid to PEO	2022	2021	2020

Summary Compensation Table Total	24,642,526	21,350,906	20,392,046

Less, value of Stock Awards reported in Summary Compensation Table	(16,634,175)	(13,485,052)	(13,542,046)

Less, Change in Pension Value reported in Summary Compensation Table	—	—	—

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	13,355,804	23,514,201	10,353,186

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(5,744,858)	12,960,655	(10,330,147)

Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	337,208	2,468,930	(3,487,573)

Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—

Plus, pension service cost for services rendered during the year	—	—	—

Compensation Actually Paid to Mr. Scharf	$15,956,505	46,809,640	3,385,466

Non-PEO NEO Average Total Compensation Amount	$ 12,217,547	9,852,063	10,573,259
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,792,515	17,287,555	6,243,215
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020

Average Summary Compensation Table Total	12,217,547	9,852,063	10,573,259

Less, average value of Stock Awards reported in Summary Compensation Table	(7,443,343)	(5,598,051)	(6,997,186)

Less, average Change in Pension Value reported in Summary Compensation Table	—	—	(21,774)

Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	5,949,708	9,761,452	6,712,640

Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(1,534,977)	3,136,652	(2,420,766)

Plus, average fair value as of vesting date of equity awards granted and vested in the year	—	—	—

Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	603,580	135,438	(1,602,958)

Less, average prior year-end fair value for any equity awards forfeited in the year	—	—	—

Plus, average pension service cost for services rendered during the year	—	—	—

Average Compensation Actually Paid to Non-PEO NEOs	$9,792,515	17,287,555	6,243,215

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Total Shareholder Return Vs Peer Group [Text Block]

Tabular List [Table Text Block]
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are: (1) ROTCE; (2) Total Revenue; and (3) Efficiency Ratio. Each of these performance measures is included in the evaluation of Company performance as part of the variable compensation program, and PSAs carry performance requirements tied to relative and/or absolute ROTCE. In accordance with SEC rules, the Company is providing the following charts to reflect the relationships between the information presented in the Pay Versus Performance table.

Total Shareholder Return Amount	$ 83	94	58
Peer Group Total Shareholder Return Amount	95	118	87
Net Income (Loss)	$ 13,182,000,000	$ 21,548,000,000	$ 3,377,000,000
Company Selected Measure Amount	9	14.3	1.3
PEO Name	Mr. Scharf
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ROTCE
Non-GAAP Measure Description [Text Block]
8	ROTCE is a non-GAAP financial measure. For additional information, including a corresponding reconciliation to GAAP financial measures, see Notes on Non-GAAP Financial Measures on page 127.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
PEO [Member] | Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (16,634,175)	$ (13,485,052)	$ (13,542,046)
PEO [Member] | Change in Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year end fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,355,804	23,514,201	10,353,186
PEO [Member] | Year over year change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,744,858)	12,960,655	(10,330,147)
PEO [Member] | Fair value as of vesting date of equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over year change in fair value of equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	337,208	2,468,930	(3,487,573)
PEO [Member] | Prior yearend fair value for any equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension service cost for services rendered [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,443,343)	(5,598,051)	(6,997,186)
Non-PEO NEO [Member] | Change in Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(21,774)
Non-PEO NEO [Member] | Year end fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,949,708	9,761,452	6,712,640
Non-PEO NEO [Member] | Year over year change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,534,977)	3,136,652	(2,420,766)
Non-PEO NEO [Member] | Fair value as of vesting date of equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over year change in fair value of equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	603,580	135,438	(1,602,958)
Non-PEO NEO [Member] | Prior yearend fair value for any equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension service cost for services rendered [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0